Plant and equipment (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 5,323,766
Ending balance	7,477,398	$ 5,323,766
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,950,228	1,769,807
Additions	2,421,186	4,182,422
Disposals	(2,150)	(2,001)
Ending balance	8,369,264	5,950,228
Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	626,462	376,124
Additions	266,658
Disposals	(1,254)
Charge for the year		250,338
Ending balance	891,866	626,462
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	263,689
Ending balance	285,504	263,689
Furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	494,487	290,843
Additions	40,135	203,644
Disposals	0	0
Ending balance	534,622	494,487
Furniture and equipment | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	230,798	188,606
Additions	18,320
Disposals	0
Charge for the year		42,192
Ending balance	249,118	230,798
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	67,714
Ending balance	96,428	67,714
Computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	133,403	73,654
Additions	41,385	59,749
Disposals	(2,150)	0
Ending balance	172,638	133,403
Computer equipment | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	65,689	27,147
Additions	11,775
Disposals	(1,254)
Charge for the year		38,542
Ending balance	76,210	65,689
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	172,798
Ending balance	140,426	172,798
Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	388,049	390,050
Additions	0	0
Disposals	0	(2,001)
Ending balance	388,049	388,049
Vehicles | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	215,251	85,764
Additions	32,372
Disposals	0
Charge for the year		129,487
Ending balance	247,623	215,251
Leasehold improvement
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	269,617
Ending balance	274,325	269,617
Leasehold improvement | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	384,341	101,200
Additions	28,755	283,141
Disposals	0	0
Ending balance	413,096	384,341
Leasehold improvement | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	114,724	74,607
Additions	24,047
Disposals	0
Charge for the year		40,117
Ending balance	138,771	114,724
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	2,043,333	0
Right-of-use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Additions	2,223,477	0
Disposals	0	0
Ending balance	2,223,477	0
Right-of-use assets | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Additions	180,144
Disposals	0
Charge for the year		0
Ending balance	180,144	0
Production tooling and molds
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,549,948
Ending balance	4,637,382	4,549,948
Production tooling and molds | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,549,948	914,060
Additions	87,434	3,635,888
Disposals	0	0
Ending balance	4,637,382	4,549,948
Production tooling and molds | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Additions	0
Disposals	0
Charge for the year		0
Ending balance	$ 0	$ 0